Quarterly Holdings Report
for
Fidelity Advisor® Value Leaders Fund
January 31, 2022
AVLF-NPRT1-0422
1.813052.117
Common Stocks - 95.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	10,276	546,991
Interactive Media & Services - 2.5%
Alphabet, Inc. Class A (a)	243	657,575
Media - 4.7%
Comcast Corp. Class A	15,658	782,743
Interpublic Group of Companies, Inc.	13,813	490,914
		1,273,657
TOTAL COMMUNICATION SERVICES		2,478,223
CONSUMER DISCRETIONARY - 2.9%
Internet & Direct Marketing Retail - 1.1%
eBay, Inc.	4,700	282,329
Multiline Retail - 1.8%
Dollar General Corp.	2,361	492,221
TOTAL CONSUMER DISCRETIONARY		774,550
CONSUMER STAPLES - 8.9%
Food Products - 2.5%
Mondelez International, Inc.	10,058	674,188
Household Products - 6.4%
Procter & Gamble Co.	4,215	676,297
Reckitt Benckiser Group PLC	7,762	628,894
The Clorox Co.	2,600	436,436
		1,741,627
TOTAL CONSUMER STAPLES		2,415,815
ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Exxon Mobil Corp.	14,056	1,067,694
Parex Resources, Inc.	15,700	333,972
		1,401,666
FINANCIALS - 21.0%
Banks - 9.8%
Bank of America Corp.	19,768	912,096
JPMorgan Chase & Co.	4,607	684,600
M&T Bank Corp.	3,159	535,071
PNC Financial Services Group, Inc.	2,461	506,941
		2,638,708
Diversified Financial Services - 5.1%
Berkshire Hathaway, Inc. Class B (a)	4,369	1,367,587
Insurance - 6.1%
Chubb Ltd.	3,613	712,773
The Travelers Companies, Inc.	3,236	537,758
Willis Towers Watson PLC	1,766	413,173
		1,663,704
TOTAL FINANCIALS		5,669,999
HEALTH CARE - 22.3%
Biotechnology - 1.1%
Regeneron Pharmaceuticals, Inc. (a)	500	304,295
Health Care Providers & Services - 15.5%
Anthem, Inc.	1,500	661,485
Centene Corp. (a)	14,095	1,096,027
Cigna Corp.	4,414	1,017,250
CVS Health Corp.	5,635	600,184
UnitedHealth Group, Inc.	1,706	806,204
		4,181,150
Pharmaceuticals - 5.7%
AstraZeneca PLC sponsored ADR	8,386	488,149
Roche Holding AG (participation certificate)	1,351	522,836
Sanofi SA sponsored ADR	10,089	524,628
		1,535,613
TOTAL HEALTH CARE		6,021,058
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.9%
Northrop Grumman Corp.	1,400	517,860
Electrical Equipment - 1.9%
Regal Rexnord Corp.	3,202	507,453
Industrial Conglomerates - 1.2%
Siemens AG	2,050	325,481
Machinery - 2.7%
ITT, Inc.	4,023	369,794
Oshkosh Corp.	3,231	367,720
		737,514
TOTAL INDUSTRIALS		2,088,308
INFORMATION TECHNOLOGY - 4.9%
IT Services - 3.5%
Amdocs Ltd.	5,499	417,319
Cognizant Technology Solutions Corp. Class A	6,051	516,876
		934,195
Software - 1.4%
NortonLifeLock, Inc.	14,778	384,376
TOTAL INFORMATION TECHNOLOGY		1,318,571
MATERIALS - 1.5%
Metals & Mining - 1.5%
Lundin Mining Corp.	47,600	396,557
REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
CBRE Group, Inc.	2,790	282,739
UTILITIES - 10.4%
Electric Utilities - 10.4%
Entergy Corp.	2,225	248,688
Evergy, Inc.	5,253	341,235
Exelon Corp.	12,164	704,904
PG&E Corp. (a)	48,278	617,476
PPL Corp.	9,946	295,197
Southern Co.	8,507	591,151
		2,798,651
TOTAL COMMON STOCKS (Cost $19,674,568)		25,646,137

Nonconvertible Preferred Stocks - 3.6%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 3.6%
Technology Hardware, Storage & Peripherals - 3.6%
Samsung Electronics Co. Ltd. (Cost $764,510)	17,088	961,022

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (b) (Cost $388,689)	388,611	388,689

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $20,827,767)	26,995,848
NET OTHER ASSETS (LIABILITIES) - 0.0%	6,839
NET ASSETS - 100.0%	27,002,687

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	301,089	1,284,811	1,197,211	42	-	-	388,689	0.0%
Total	301,089	1,284,811	1,197,211	42	-	-	388,689

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.